SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Debt issuance costs and commitment costs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	May 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 20, 2023 USD ($)	Mar. 08, 2022 USD ($)
Debt Instrument [Line Items]
Unamortised debt issuance costs	¥ 207,452		¥ 139,016
Short-term borrowings
Debt Instrument [Line Items]
Unamortised debt issuance costs	3,238		3,789
Long-term borrowings
Debt Instrument [Line Items]
Unamortised debt issuance costs	48,185		85,731
Convertible Bonds due 2029
Debt Instrument [Line Items]
Unamortised debt issuance costs	6,634		12,480		$ 3,950
Convertible Bonds due 2030
Debt Instrument [Line Items]
Unamortised debt issuance costs	25,078		¥ 37,016	$ 7,934
Convertible Bonds due 2032
Debt Instrument [Line Items]
Unamortised debt issuance costs	¥ 124,317	$ 20,452